Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2023
Key Management Personnel Disclosures
Key Management Personnel Disclosures

Note 18. Key Management Personnel Disclosures

The aggregate compensation made to directors and other members of key management personnel of the consolidated entity is set out below:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Short-term employee benefits	924,437	597,673
Share-based payments	321,109	229,277

	1,245,546	826,950